GUARANTOR SUBSIDIARIES - Condensed Consolidating Statement of Cash Flows (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 28, 2013 Successor [Member]	Jun. 28, 2013 Successor [Member] Parent Company (Guarantor)	Jun. 28, 2013 Successor [Member] Subsidiary Issuer	Jun. 28, 2013 Successor [Member] Guarantor Subsidiaries	Jun. 28, 2013 Successor [Member] Consolidating Adjustments	Jun. 29, 2012 Predecessor [Member]	Jun. 29, 2012 Predecessor [Member] Parent Company (Guarantor)	Jun. 29, 2012 Predecessor [Member] Subsidiary Issuer	Jun. 29, 2012 Predecessor [Member] Guarantor Subsidiaries	Jun. 29, 2012 Predecessor [Member] Consolidating Adjustments
Condensed Financial Statements, Captions [Line Items]
Net sales	$ 786,459	$ 0	$ 664,156	$ 122,303	$ 0	$ 648,403	$ 0	$ 648,403	$ 0	$ 0
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
Net cash provided by (used in) operating activities	147	(10,207)	(11,988)	22,342	0	8,496	0	714	7,782	0
Cash Flows from Investing Activities:
Purchases of property and equipment, net	(10,595)	0	(10,355)	(240)	0	(7,670)	0	(7,670)	0	0
Proceeds from Dividends Received						0	1,439	0	0	(1,439)
Cash Dividends Paid to Parent Company	0	15,000	0	0	(15,000)
Other						0	0	7,749	0	(7,749)
Net cash used in investing activities	(10,595)	15,000	(10,355)	(240)	(15,000)	(7,670)	1,439	79	0	(9,188)
Cash Flows from Financing Activities:
Increase (decrease) in purchase card payable, net	472	0	472	0	0	(1,781)	0	(1,781)	0	0
Proceeds from ABL Facility	74,000	0	74,000	0	0	0
Payments on ABL Facility	71,500	0	71,500	0	0	0
Payment of debt financing costs	178	178	0	0	0	1
Payments on capital lease obligations	(282)	0	(282)	0	0	(354)	0	(354)	0	0
Purchases of treasury stock	0					(1,448)	(1,439)	(9)	0	0
Proceeds from issuance of common stock	750	750	0	0	0	0
Dividends paid to parent company	0	0	(15,000)	0	15,000	0	0	(1,439)	0	1,439
Proceeds from (Payments for) Other Financing Activities						3,251	0	3,251	(7,749)	7,749
Intercompany activity	0	(5,840)	28,458	(22,618)	0
Net cash provided by (used in) financing activities	3,262	(5,268)	16,148	(22,618)	15,000	(332)	(1,439)	(332)	(7,749)	9,188
Effect of exchange rate changes on cash and cash equivalents	(207)	0	(207)	0	0	(11)	0	(11)	0	0
Net (decrease) increase in cash and cash equivalents	(7,393)	(475)	(6,402)	(516)	0	483	0	450	33	0
Cash and cash equivalents at beginning of period	17,505	1,455	13,803	2,247	0	97,099	0	97,061	38	0
Cash and cash equivalents at end of period	$ 10,112	$ 980	$ 7,401	$ 1,731	$ 0	$ 97,582	$ 0	$ 97,511	$ 71	$ 0